Investments in Equity Accounted Investees - Changes in Investments in Associates and a Joint Venture Accounted for Using The Equity Method (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [Line Items]
Beginning balance	₩ 122,507	₩ 172,683
Acquisition/Disposal	12,592	(48,209)
Dividends received	(5,272)	(8,639)	₩ (59,820)
Equity income (loss) on investments	700	9,560	8,339
Other comprehensive income (loss)	57	1,346	(5,216)
Other gain (loss)	(16,595)	(4,234)
Ending balance	113,989	122,507	172,683
Paju Electric Glass Co., Ltd. [member]
Disclosure of associates [Line Items]
Beginning balance	46,511	52,750
Dividends received	(4,172)	(8,109)
Equity income (loss) on investments	4,439	5,617
Other comprehensive income (loss)	1,045	(3,747)
Ending balance	47,823	46,511	52,750
Other associates [member]
Disclosure of associates [Line Items]
Beginning balance	75,996	119,933
Acquisition/Disposal	12,592	(48,209)
Dividends received	(1,100)	(530)
Equity income (loss) on investments	(3,739)	3,943
Other comprehensive income (loss)	(988)	5,093
Other gain (loss)	(16,595)	(4,234)
Ending balance	₩ 66,166	₩ 75,996	₩ 119,933